Convertible Debt (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Amortized debt discount		$ 8,638
Unamortized debt discount		7,362
Convertible debts principal	5,895
Convertible debts balance	14,382
Accrued interest	2,850
Common stock Shares	874,500,000
Convertible note due to related party	1,550
Debt instrument accrued interest		1,800
Debt accrued interest converted into common shares		100,522,036
Debt instrument accrued interest converted in common shares, amount		32,500
Debt instrument converted in common shares		107,447,465
Convertible loan balance outstanding		0
Related party convertible debt reclassified		18,900
Debt principal amount		2,785
Debt converted into common shares		278,450,000
Asher Enterprises [Member]
Amortized debt discount	32,500
Convertible debts principal	114,957
Accrued interest	5,369
Common stock Shares	1,652,322,404
Magna Group, LLC [Member]
Amortized debt discount	67,321
Unamortized debt discount	4,741
Convertible debts principal	60,562
Accrued interest	$ 579
Common stock Shares	303,883,942